Concentrations of Risks (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Concentrations of Risks [Line Items]
Fund received from customer (in Dollars)	$ 72,561		$ 198,952	$ 4,593,634
Balance not covered by insurance (in Dollars)	$ 0		$ 85,308	$ 2,458,638
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	16.60%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	86.40%		65.30%	24.60%
Customer Concentration Risk [Member] | Customer Two Member | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	13.00%		19.30%	24.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage			15.40%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage			10.00%	10.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendors One [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	99.90%	55.90%	52.70%	62.50%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendors Two [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage		34.50%	41.20%	32.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors One [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	88.00%		85.10%	91.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors Two [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	12.00%		11.60%